Average Annual Total Returns - Neiman Large Cap Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
No-Load Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.68%	10.90%	8.89%
No-Load Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.30%	9.38%	7.45%
No-Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	8.10%	6.66%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.86%	9.59%	8.25%